REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 7,681	$ 6,780	$ 6,348
Other revenue	2	23	27
Revenues	7,683	6,803	6,375
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,857	2,577	2,411
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 4,824	$ 4,203	$ 3,937